JOHN HANCOCK INVESTMENT TRUST

601 Congress Street

Boston, MA 02210

December 28, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of:

John Hancock Global Thematic Opportunities Fund (the “Fund”)

File Nos. 002-10156; 811-00560

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 187 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 139 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The purpose of the Amendment is to amend one of the principal investment strategies of the Fund, as approved by the Board of Trustees of the Trust at its in-person meeting held December 17-19, 2018. An additional purpose of the Amendment is to include an appendix to the Fund’s Prospectus showing the related performance history of the Pictet Asset Management Thematic ‘Global Opportunities’ Composite, an account managed by Pictet Asset Management SA, the Fund’s subadvisor, with an investment style, objective, policies and strategies substantially similar to those of the Fund. The Fund’s table of annual fund operating expenses also will be updated to reflect information as of February 28, 2019.

If you have any questions or comments concerning the foregoing, please call me at (617) 663-3679.

Sincerely,

/s/ Mara Moldwin
Mara Moldwin
Assistant Secretary of the Trust

cc:	Betsy A. Seel, Assistant Secretary of the Trust

Trayne S. Wheeler, K&L Gates LLP